SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2023	Mar. 03, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 100,592	$ 2,067,180	$ 43,235
Directors and Officers Company [Member]
IfrsStatementLineItems [Line Items]
Total	$ 100,592	35,000	$ 43,235
ThreeD Capital Inc. [member]
IfrsStatementLineItems [Line Items]
Total		762,180
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Total		$ 1,270,000